Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2021	Feb. 22, 2021	May 31, 2016	May 31, 2021	Aug. 31, 2016	Aug. 31, 2021	Nov. 30, 2016	Nov. 30, 2021	Feb. 28, 2017	Feb. 28, 2022	May 31, 2017	May 31, 2022	Aug. 31, 2017	Aug. 31, 2022	Nov. 30, 2017	Nov. 30, 2022	Feb. 28, 2018	Feb. 28, 2023	May 31, 2018	May 31, 2023	Aug. 31, 2018	Aug. 31, 2023	Nov. 30, 2018	Nov. 30, 2023	Feb. 28, 2019	Feb. 29, 2024	May 31, 2019	May 31, 2024	Aug. 31, 2019	Aug. 31, 2024	Nov. 30, 2019	Nov. 30, 2024	Feb. 29, 2020	Feb. 28, 2025	May 31, 2020	May 31, 2025	Aug. 31, 2020	Aug. 31, 2025	Nov. 30, 2020	Nov. 30, 2025	Feb. 28, 2021	Feb. 28, 2026	May 31, 2021	May 31, 2026	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005536
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,081		$ 10,058		$ 10,100		$ 10,144		$ 10,210		$ 10,191		$ 10,173		$ 10,203		$ 10,263		$ 10,282		$ 10,413		$ 10,574		$ 10,709		$ 10,749		$ 10,925		$ 10,939		$ 11,151		$ 11,220		$ 11,284		$ 11,298		$ 11,307	$ 11,244	$ 11,087	$ 10,890	$ 10,801	$ 10,674	$ 10,772	$ 10,902	$ 10,965	$ 11,134	$ 11,313	$ 11,407	$ 11,706	$ 11,798	$ 11,973	$ 12,100	$ 12,310	$ 12,438	$ 12,592	$ 12,612
C000005537
Account Value [Line Items]
Accumulated Value			10,000		10,053		10,021		10,055		10,112		10,148		10,122		10,097		10,141		10,171		10,203		10,302		10,475		10,605		10,636		10,801		10,829		11,030		11,090		11,121		11,149		11,125	11,079	10,916	10,715	10,621	10,490	10,583	10,702	10,755	10,913	11,079	11,162	11,445	11,526	11,688	11,802	11,997	12,111	12,251	12,235
C000166333
Account Value [Line Items]
Accumulated Value			500,000		504,220		503,139		505,339		508,740		511,091		510,257		509,511		511,183		514,336		515,353		522,056		531,365		537,141		539,292		548,224		550,216		561,013		563,450		566,742		567,547		568,083	566,251	558,468	547,615	543,316	538,333	543,441	550,170	553,498	560,968	570,133	576,366	591,631	596,495	605,548	610,836	621,695	629,717	637,757	637,648
C000225824
Account Value [Line Items]
Accumulated Value	$ 10,003	$ 10,000		$ 10,026		$ 10,045		$ 10,000		$ 9,871		$ 9,707		$ 9,639		$ 9,537		$ 9,636		$ 9,763		$ 9,831		$ 9,994		$ 10,166		$ 10,263		$ 10,544		$ 10,640		$ 10,810		$ 10,937		$ 11,140		$ 11,269		$ 11,422		$ 11,454
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,989	10,000		9,975		10,138		10,077		9,725		9,154		8,970		8,783		8,779		8,958		8,863		8,887		9,071		9,075		9,510		9,498		9,598		9,571		9,808		10,039		10,199		10,062
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,051		10,017		10,059		10,099		10,142		10,105		10,072		10,115		10,157		10,191		10,326		10,490		10,627		10,658		10,830		10,969		11,016		11,030		11,040		11,057		11,059	11,005	10,861	10,722	10,619	10,562	10,588	10,746	10,785	10,940	11,073	11,161	11,460	11,528	11,687	11,814	11,992	12,129	12,262	12,254
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,051		10,017		10,059		10,099		10,142		10,105		10,072		10,115		10,157		10,191		10,326		10,490		10,627		10,658		10,830		10,969		11,016		11,030		11,040		11,057		11,059	11,005	10,861	10,722	10,619	10,562	10,588	10,746	10,785	10,940	11,073	11,161	11,460	11,528	11,687	11,814	11,992	12,129	12,262	12,254
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 502,561		$ 500,869		$ 502,942		$ 504,970		$ 507,089		$ 505,253		$ 503,614		$ 505,758		$ 507,869		$ 509,531		$ 516,303		$ 524,483		$ 531,330		$ 532,884		$ 541,522		$ 548,464		$ 550,800		$ 551,492		$ 552,007		$ 552,851		$ 552,946	$ 550,227	$ 543,067	$ 536,100	$ 530,946	$ 528,124	$ 529,412	$ 537,300	$ 539,270	$ 547,000	$ 553,661	$ 558,041	$ 572,985	$ 576,412	$ 584,352	$ 590,706	$ 599,575	$ 606,438	$ 613,087	$ 612,697
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	$ 9,995	$ 10,000		$ 10,011		$ 10,012		$ 9,963		$ 9,833		$ 9,707		$ 9,614		$ 9,563		$ 9,586		$ 9,729		$ 9,765		$ 9,905		$ 10,025		$ 10,105		$ 10,375		$ 10,437		$ 10,581		$ 10,696		$ 10,857		$ 10,981		$ 11,101		$ 11,094